Fair Value Measurements - Change in the Fair Value of the Convertible note - related party (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of convertible note - related party	$ 0	$ 207,986
Fair Value of convertible note - related party, end of period		1,152,680
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value at January 1, 2021		0
Initial fair value of convertible note - related party		944,694
Change in fair value of convertible note - related party		207,986
Fair Value of convertible note - related party, end of period	$ 0	$ 1,152,680